Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013		Dec. 31, 2012
CURRENT ASSETS
Cash	$ 733,319	$ 222,410		$ 7,799
Inventory	958,575	986,674		986,674
Deposits and other assets	92,231	94,220		39,704
Prepaid expenses	64,574	14,380		11,183
Total current assets	1,848,699	1,317,684		1,045,360
NON-CURRENT ASSETS
PROPERTY AND EQUIPMENT, net	22,434	26,041		1,404
INTANGIBLE ASSETS, net	422,221	424,757		435,010
Total non-current assets		450,798		436,414
TOTAL ASSETS	2,293,354	1,768,482		1,481,774
CURRENT LIABILITIES
Accrued payroll and payroll related expenses	3,575,591	3,774,580		3,696,897
Notes payable, current portion, net of discount of $0, $4,592 and $65,173 as of September 30, 2014, December 31, 2013 and December 31, 2012, respectively		9,039,444		3,609,098
Accounts payable	528,809	682,319		712,186
Accrued interest		657,092		673,975
Fees payable to directors	418,546	468,546		533,001
Lease settlement payable, current portion				251,184
Employee settlement	50,000	50,000		50,000
Patent license payable, current	10,000	10,000		15,833
Other current liabilities		12,613		4,424
Total current liabilities	4,582,946	14,694,594		9,546,598
NON-CURRENT LIABILITIES
Notes payable, less current portion				500,000
Patent license payable, less current portion		10,000		20,000
Total non-current liabilities		10,000		520,000
COMMITMENTS AND CONTINGENCIES
Total liabilities	4,582,946	14,704,594		10,066,598
STOCKHOLDERS' DEFICIT
Common stock value	63,636	33,229	[1]	9,488
Additional paid-in-capital	46,201,645	19,867,961	[1]	19,881,825
Deferred compensation	(470,823)			(28,536,492)
Accumulated deficit	(48,084,050)	(32,897,657)
Total stockholders' deficit	(2,289,592)	(12,936,112)		(8,584,824)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	2,293,354	1,768,482		1,481,774
Preferred Series A [Member]
STOCKHOLDERS' DEFICIT
Preferred stock value		40,118		40,118
Preferred Series B [Member]
STOCKHOLDERS' DEFICIT
Preferred stock value		$ 20,237		$ 20,237

[1]	December 31, 2013 retroactively adjusted to reflect effects of the reverse acquisition transaction.